CONSOLIDATED STATEMENTS OF CASHFLOWS	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income (loss)	¥ 31,118,886	$ 4,468,151	¥ (174,944,484)	¥ (37,704,077)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Amortization of right-of-use assets	5,505,422	790,486	2,920,433	269,315
Depreciation and amortization expenses	3,928,131	564,014	2,609,699	353,557
Gain on lease termination	0	0	(12,088)	0
Share-based compensation	9,347,347	1,342,123	19,344	214,882
Inventory write-down	184,073,191	26,429,830	26,753,768	0
Changes in assets and liabilities:
Accounts receivable, net	0	0	1,165,716	(1,165,716)
Inventories, net	(71,446,484)	(10,258,519)	(233,385,726)	(7,238,293)
Prepayments	304,300,103	43,692,401	(364,369,453)	(2,126,527)
Other current assets	51,740,635	7,429,089	(38,564,595)	(2,575,074)
Accounts payable	10,591,202	1,520,719	1,937,951	390,152
Accounts payable - related party	0	0	(4,716,981)	0
Advance from customers	(794,302,470)	(114,048,541)	851,987,235	45,033,520
Other payables	(19,683,959)	(2,826,287)	(175,721)	168,553
Operating lease liabilities, current	(5,330,448)	(765,363)	(4,687,184)	(302,256)
Other current liabilities	15,217,655	2,185,001	5,194,954	1,654,065
Net cash provided by (used in) operating activities	(274,940,789)	(39,476,896)	71,732,868	(3,027,899)
Cash flow from investing activities:
Purchases of property, plant and equipment	(17,531,162)	(2,517,181)	(8,692,683)	(936,776)
Refund of prepayment for property, plant and equipment	0	0	550,000	0
Purchases of short-term investment	0	0	(32,293,440)	0
Proceeds from sales of short-term investments	33,640,500	4,830,213	0	0
Purchases of intangible assets	(49,292,208)	(7,077,536)	0	0
Loan provided to a related party	0	0	(100,000)	(2,270,000)
Collection of loan provided to a related party	0	0	4,490,000	1,560,000
Net cash used in investing activities	(33,182,870)	(4,764,504)	(36,046,123)	(1,646,776)
Cash flow from financing activities:
Proceeds from related parties	0	0	0	30,255,000
Repayment to related parties	0	0	(31,355,000)	(890,000)
Proceeds from issuance of ordinary shares	144,043,186	20,682,191	201,199,989	0
Cash contribution from shareholders	0	0	51,135	0
Proceeds from long-term debts	17,093,316	2,454,314	0	0
Repayments of long-term debts	(140,000)	(20,102)	0	0
Repayment of loan payable	0	0	(5,000,000)	0
Net cash provided by financing activities	160,996,502	23,116,403	164,896,124	29,365,000
Effects of exchange rate changes on cash, cash equivalents and restricted cash	1,132,887	162,663	(2,062,387)	0
Net increase (decrease) in cash, cash equivalents and restricted cash	(145,994,270)	(20,962,334)	198,520,482	24,690,325
Cash, cash equivalents and restricted cash at beginning of the year	233,853,654	33,577,471	35,333,172	10,642,847
Cash, cash equivalents and restricted cash at end of the year	87,859,384	12,615,137	233,853,654	35,333,172
Supplemental cash flow disclosures:
Interest paid	180,619	25,934	0	0
Income taxes paid	89,169	12,803	276,186	2,336
Non-cash investing and financing activities:
Operating lease right-of-use asset obtained in exchange for operating lease liability	¥ 4,557,092	$ 654,322	¥ 0	¥ 0